Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 96,811,741.17
Total Fee Amount	13,369.7
Total Offset Amount	0
Net Fee	$ 13,369.7
Offset Table N/A	N/A